Unaudited Condensed Consolidated Statement of Cash Flows	6 Months Ended
Jun. 30, 2022 USD ($)
Cash flows from operating activities
Net loss	$ (3,563,911)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	112,818
Accounts payable	(501,818)
Net cash used in operating activities	(519,332)
Cash flows from financing activities
Cash, cash equivalents and restricted cash at beginning of period	687,581
Cash, cash equivalents and restricted cash at end of period	168,249
Wag Labs, Inc.
Cash flows from operating activities
Net loss	(3,440,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Paid-in-kind interest-deferred purchase consideration	58,000
Stock-based compensation	94,000
Depreciation and amortization	297,000
Changes in operating assets and liabilities:
Accounts receivable	(1,854,000)
Prepaid expenses and other current assets	(59,000)
Accounts payable	1,060,000
Operating lease liabilities	14,000
Accrued expenses and other current liabilities	(536,000)
Deferred revenue	220,000
Net cash used in operating activities	(4,146,000)
Cash flows from investing activities
Purchases of short-term investments	(10,092,000)
Proceeds from sale of short-term investments	5,901,000
Payment of deferred purchase consideration	(375,000)
Purchase of property and equipment	(14,000)
Net cash (used in) provided by investing activities	(4,580,000)
Cash flows from financing activities
Payments on PPP loan	(220,000)
Proceeds from the issuance of preferred stock, net	10,925,000
Payment of offering costs	(2,169,000)
Net cash provided by financing activities	8,536,000
Net decrease in cash, cash equivalents and restricted cash	(190,000)
Cash, cash equivalents and restricted cash at beginning of period	2,628,000
Cash, cash equivalents and restricted cash at end of period	2,438,000
Supplemental disclosures of cash flow information:
Cash paid during the year for interest	8,000
Cash paid during the year for income taxes	$ 14,000